SUBSEQUENT EVENTS (Details Narrative)						3 Months Ended	6 Months Ended
	Aug. 11, 2025 USD ($)	Apr. 20, 2025 USD ($)	Feb. 03, 2025	Jan. 28, 2025 $ / shares	Jan. 28, 2025 $ / shares	May 30, 2025 USD ($)	Jun. 30, 2025 USD ($) Segment $ / shares	Jul. 01, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares
Subsequent Event [Line Items]
Description of reverse stock split			1-for-140		On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation
Common stock, par value | $ / shares				$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Bear interest percentage							9.50%
Maturity date							Dec. 31, 2025
Accrued interest							$ 4,600
Number of reportable segments | Segment							1
Related Party [Member]
Subsequent Event [Line Items]
Short term loans due to related parties							$ 415,300
Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
Annual interest cost percentage		12.00%
Initial capital commitments amount		$ 10,000,000
Rely EZ Energy Group [Member] | Maximum [Member]
Subsequent Event [Line Items]
Capital commitments amount		50,000,000
Emergen Energy LLC [Member]
Subsequent Event [Line Items]
Initial capital commitments amount		$ 12,500,000
Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
Ownership percentage		80.00%
Emergen Energy LLC [Member]
Subsequent Event [Line Items]
Ownership percentage		20.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of reverse stock split			1-for-140	1-for-140	On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation.
Common stock, par value | $ / shares				$ 0.001	$ 0.001
Capital commitments		$ 50,000,000
Initial commitment		10,000,000
Initial investments in energy projects		$ 12,500,000
Debt Instrument, Face Amount						$ 337,000
Debt Instrument, Interest Rate During Period						9.50%
Principal								$ 175,000
Initial capital commitments	$ 10,000,000
Capital commitments amount	$ 200,000,000
Subsequent Event [Member] | SPV [Member]
Subsequent Event [Line Items]
Minority interest percentage	75.00%
Subsequent Event [Member] | Emergen Energy LLC [Member]
Subsequent Event [Line Items]
Minority interest percentage	25.00%
Subsequent Event [Member] | Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Subsequent Event [Member] | Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
Ownership percentage		80.00%
Subsequent Event [Member] | Emergen Energy LLC [Member]
Subsequent Event [Line Items]
Ownership percentage		20.00%
Subsequent Event [Member] | Cox Energy Group [Member]
Subsequent Event [Line Items]
Ownership percentage	51.00%